8. Income Taxes (Details - Tax reconciliation) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2017	Jun. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
Income Tax Disclosure [Abstract]
Expected tax at 15%					$ (16,541)	$ (46,044)
Change in valuation allowance					16,541	46,044
Provision for income taxes	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0